AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 13, 2011

FILE NOS. 333-111981

811-21488

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 11	☒

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 12	☒

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

280 PARK AVENUE, 10TH FLOOR, NEW YORK, NY 10017

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

COPY TO:

TINA M. PAYNE	STUART H. COLEMAN, ESQ.
COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.	STROOCK & STROOCK & LAVAN LLP
280 PARK AVENUE, 10th FLOOR	180 MAIDEN LANE
NEW YORK, NY 10017	NEW YORK, NY 10038
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☒	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
☐	ON (DATE) PURSUANT TO PARAGRAPH (B)
☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(1)
☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
☐	ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 13th day of May, 2011.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Adam M. Derechin
President and CEO

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

By:	/s/ ADAM DERECHIN	President and Chief Executive Officer (Principal Executive Officer)	May 13, 2011
(ADAM DERECHIN)

By:	/s/ JAMES GIALLANZA	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	May 13, 2011
(JAMES GIALLANZA )

By:	/s/ MARTIN COHEN	Co-Chairman and Director	May 13, 2011
(MARTIN COHEN)

By:	/s/ ROBERT H. STEERS	Co-Chairman and Director	May 13, 2011
(ROBERT H. STEERS)

By:	*	Director	May 13, 2011
(BONNIE COHEN)

By:	*	Director	May 13, 2011
(GEORGE GROSSMAN)

By:	*	Director	May 13, 2011
(RICHARD E. KROON)

By:	*	Director	May 13, 2011
(RICHARD J. NORMAN)

By:	*	Director	May 13, 2011
(FRANK K. ROSS)

By:	*	Director	May 13, 2011
(WILLARD H. SMITH JR.)

By:	*	Director	May 13, 2011
(C. EDWARD WARD, JR.)

*By:	/s/ ROBERT H. STEERS		May 13, 2011
ROBERT H. STEERS AS ATTORNEY-IN-FACT

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase